Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Income Tax Disclosure [Line Items]
Valuation allowances	$ 700	$ 700
Liabilities for uncertain tax positions	900	900
Unrecognized tax benefits	838	838	$ 0	$ 0
Unrecognized tax benefits would impact effective tax rate	700	700
Decrease in unrecognized tax benefits		200
Accrued penalties and interest	$ 100	100
Minimum [Member]
Income Tax Disclosure [Line Items]
Tax Year Expiration Year	2033
Maximum [Member]
Income Tax Disclosure [Line Items]
Tax Year Expiration Year	2037
Federal [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 145,600	145,600
Open Tax Year	2019 2020 2021 2022
NOL carryforwards subject to expiration	$ 49,600	49,600
State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 79,600	79,600
Open Tax Year	2018 2019 2020 2021 2022
NOL carryforwards subject to expiration	$ 49,500	$ 49,500